UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

RULE 23C-2/A NOTICE OF INTENTION TO REDEEM SECURITIES

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-05767

DWS Strategic Municipal Income Trust

(Name of Registrant)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Office)

The undersigned hereby amends the Notice of Intention to Redeem Securities filed with the Securities and Exchange Commission (the “Commission”) on June 8, 2020 (the “Original Notice”) to notify the Commission that it has revised the Original Notice as follows:

(2)       Dates on which the securities are anticipated to be redeemed:

All Floating Rate Municipal Term Preferred Shares, Series 2018, are expected to be redeemed on November 10, 2020.

The redemption of the Floating Rate Municipal Term Preferred Shares, Series 2018, will be conditioned on the receipt of proceeds from the sale of a new series of preferred securities of the Fund, which may not occur. The redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of November, 2020.

DWS Strategic Municipal Income Trust

By: /s/ John Millette______________

Name: John Millette

Title: Vice President & Secretary

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